OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

The components of intangible assets as of September 30, 2024 and 2023 are as follows (in thousands):

	As of September 30,
	2024	2023
Intangible assets subject to amortization:
Software	¥25,855	¥25,855
Trademark	500	500
Accumulated amortization	(18,072)	(14,418)
Net carrying amount	8,283	11,937

Intangible assets not subject to amortization:
Software in progress	¥25,211	¥-
Total intangible assets	¥33,494	¥11,937

SCHEDULE OF AMORTIZATION EXPENSE FOR OTHER INTANGIBLE ASSETS

The estimated aggregate amortization expense for other intangible assets for the next five years and thereafter is as follows:

Thousands of Yen
Years Ending September 30:
2025	¥3,597
2026	3,540
2027	1,034
2028	50
2029	50
Thereafter	12
Total	¥8,283